Note 20 - Business Segments - Other Significant Segment Items (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Depreciation and amortization	¥ 12,364,873	¥ 10,893,657	¥ 9,921,555
Network Service and Systems Integration Business [Member]
Depreciation and amortization	11,900,494	10,400,255	9,377,657
ATM Operation Business [Member]
Depreciation and amortization	¥ 464,379	¥ 493,402	¥ 543,898